Stock-Based Compensation (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2002
Employee Service Share-Based Compensation, Nonvested Awards, Total Compensation Cost Not Yet Recognized, Stock Options	$ 2,700,000	$ 4,664,715
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized Period For Recognition 1	3 years	3 years
Options, Granted		1,383,000	625,000
Granted, Weighted-Average Exercise Price		$ 10.56	$ 12.00
Stock compensation expense		8,445,000	2,004,000	2,618,000	3,001,000	2,679,000	19,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value		0	74,241
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 7,022,998	$ 1,998,778
Stock Option Plan 2001 [Member]
Common Stock, Capital Shares Reserved for Future Issuance		7,500
Common Stock Capital Shares Reserved For Future Issuance Increase Description		the lesser of (i) 15% of the aggregate number of shares available for grant under the 2001 Plan or (ii) 1,250 shares.
Share Based Compensation Arrangement By Share Based Payment Award Options Net Of Forfeitures Available		10,162
Non Employee Director Stock Incentive Plan 2001 [Member]
Common Stock, Capital Shares Reserved for Future Issuance		833
Share Based Compensation Arrangement By Share Based Payment Award Options Net Of Forfeitures Available		656
Stock Option Plan 2007 [Member]
Common Stock, Capital Shares Reserved for Future Issuance					375,000
Share Based Compensation Arrangement By Share Based Payment Award Options Net Of Forfeitures Available		687,500
Common Stock Capital Shares Reserved For Future Issuance Increase			625,000		32,446
Share Based Compensation Arrangement By Share Based Payment Award Options Increase In Number Of Shares Available		1,250,000